TAXES ON INCOME	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
TAXES ON INCOME

NOTE 11:-    TAXES ON INCOME

a.         Accounting for uncertainty in income taxes:

Interest associated with uncertain tax positions are classified as financial expenses in the financial statements and penalties as general and administrative expenses.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2014	2013

Balance at beginning of year	$4,752	$4,548
Reductions for prior years' tax position	(3,571)	(234)
Additions for current year's tax position	36	438

Balance at the end of year	$1,214	$4,752

The unrecognized tax benefits include accrued penalties and interest of $263 and $ 2,604 at December 31, 2014 and 2013, respectively. During the years ended December 31, 2014, and 2013, the Group recorded income of $2,290 and $ 61 for penalties and interest, respectively. The unrecognized tax benefits as of December 31, 2014 and 2013 would, if recognized, reduce the annual effective tax rate.

The Group does not expect a reversal of unrecognized tax benefits in the next 12 months.

The Company and its subsidiaries file income tax returns in Israel and in other jurisdictions of its subsidiaries. As of December 31, 2014, the tax returns of the Company and its main subsidiaries are open to examination by the tax authorities for the tax years 2006 through 2013.

b.        Corporate tax rates:

Generally, income of Israeli companies is subject to corporate tax. The Israeli corporate tax rate was 26.5% for tax year 2014 and 25% for years 2013 and 2012.

c.         Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

The Company has been granted an "Approved Enterprise" status, under the Law, for nine investment programs in the alternative program, by the Israeli Government.

On April 1, 2005, an amendment to the Law came into effect (the "Amendment") which significantly changed the provisions of the Law. The Amendment enacted major changes in the manner in which tax benefits are awarded under the Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

Tax benefits are available under the Amendment for production facilities, which are generally required to derive more than 25% of the Company's business income from export. The Amendment states that a company must make an investment of a minimum amount in the acquisition of productive assets such as machinery and equipment. Such investment may be made over a period of no more than three years ending at the end of the year in which the company requested to have the tax benefits apply to the Beneficiary Enterprise (the "Year of Election"). A facility that is approved under the Amendment is called a "Beneficiary Enterprise".

The Company was eligible under the terms of minimum qualifying investment and elected 2005 and 2011 as the Years of Election.

The duration of tax benefits is subject to a limitation of the earlier of 7-10 years from the Commencement Year, or 12 years from the first day of the Year of Election. The period of benefits of the Benefitted Enterprise will expire in 2017 and in 2023. As of December 31, 2014, the Company did not generate income under the provisions of the Amendment.

The tax benefits includes exemption from corporate tax on undistributed income for a period of two to ten years, depending on the geographic location of the Benefitted Enterprise within Israel, and a reduced corporate tax rate of 10% to 25% for the remainder of the benefits period, depending on the level of foreign investment in the company.

On January 1, 2011, new legislation that constitutes a major amendment to the Investment Law was enacted (the "Amendment Legislation"). Under the Amendment Legislation, a uniform rate of corporate tax would apply to all qualified income of certain Industrial Companies, as opposed to the current law's incentives that are limited to income from "beneficiary Enterprises" during their benefits period. According to the Amendment Legislation, the uniform tax rate during 2011-2012  was 10% in geographical areas in Israel designated as Development Zone A and 15% elsewhere in Israel, 7% and 12.5%, respectively, in 2013. The uniform tax rate for 2014 and onwards is set to 9% in geographical areas in Israel designated as Development Zone A and 16% elsewhere in Israel. The profits of these Industrial Companies would be freely distributable as dividends, subject to a 20% withholding tax as of 2014 (or lower, under an applicable tax treaty). The Company is not located in Development Zone A.

Under the transitory provisions of the Amendment Legislation, the Company may elect whether to irrevocably implement the new law in its Israeli company while waiving benefits provided under the current law or keep implementing the current law during the next years. Changing from the current law to the new law is permissible at any stage. The Company is examining the possible effect of the Amendment Legislation on its results.

The Company does not expect to pay any cash dividends. In the event of distribution of dividends from the above mentioned tax exempt income, the amount distributed would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative program of benefits (depending on the level of foreign investment in the Company), currently between 10% to 25% for an Benefitted Enterprise.

Income from sources other than a "Beneficiary Enterprise" during the benefit period is subject to tax at the regular corporate tax rate (26.5% from January 1, 2014 and onwards).

d.        Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. The Company has not made any provisions relating to undistributed earnings of the Company's foreign subsidiaries since the Company has no current plans to distribute such earnings. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes. It is not practicable to determine the amount of the unrecognized deferred tax liability for temporary differences related to investments in foreign subsidiaries.

e.        Carryforward tax losses and credits:

           As of December 31, 2014, the Company had operating loss carry forwards for Israeli income tax purposes of approximately $ 69,000, which may be offset indefinitely against future taxable income.

The Company's U.S. subsidiaries had carryforward tax losses of approximately $ 28,000 as of December 31, 2014. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of net operating loss before utilization. In the U.S, carryforward tax losses can be utilized within 20 years.

The Group has carryforward tax losses relating to other subsidiaries in Europe and Latin America of approximately $ 6,500 and $ 18,000, as of December 31, 2014 respectively.

f.         Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Groups' deferred tax liabilities and assets are as follows:

		December 31,
		2014	2013
1.	Provided in respect of the following:

	Carryforward tax losses	$26,274	$44,694
	Temporary differences relating to property, equipment and intangibles	2,501	1,207
	Other	8,517	8,039

	Gross deferred tax assets	37,292	53,940

	Valuation allowance	(30,120)	(44,901)

	Net deferred tax assets	7,172	9,039

	Gross deferred tax liabilities
	Temporary differences relating to property, equipment and intangibles	(7,103)	(8,966)
	Other	-	(7)

		$(7,103)	$(8,973)

	Net deferred tax assets (liabilities)	$69	$66

	Domestic	$-	$-
	Foreign	69	66

		$69	$66

2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	Current assets	$69	$66

		$69	$66

3.As of December 31, 2014, the Group decreased the valuation allowance by approximately $ 14,781, resulting from changes in other temporary differences and from carryforward tax losses, mainly forfeiture of carryforward tax losses. The Company provided valuation allowance for a significant portion of the deferred tax regarding the carryforwards losses and other temporary differences that management believes is not expected to be realized in the foreseeable future.

4.The functional and reporting currency of the Company and certain of its subsidiaries is the dollar. The difference between the annual changes in the NIS/dollar exchange rate causes a further difference between taxable income and the income before taxes shown in the financial statements. In accordance with ASC 740-10, the Company has not provided deferred income taxes on the difference between the functional currency and the tax basis of assets and liabilities.

g.       Reconciling items between the statutory tax rate of the Company and the effective tax rate:

	Year ended December 31,
	2014	2013	2012
Income (loss) before taxes, as reported in the consolidated statements of operations	$1,200	$(10,332)	$(22,815)

Statutory tax rate	26.5%	25%	25%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$318	$(2,583)	$(5,704)
Currency differences	2,545	1,395	(713)
Tax adjustment in respect of different tax rates and "Approved Enterprise" status	1,425	3,041	(2,961)
Changes in valuation allowance	(14,781)	(17,580)	(4,567)
Taxes in respect of prior years	332	(68)	835
Stock compensation relating to options per ASC 718	471	364	331
Changes in valuation allowance related to capital gains	(222)	(2,067)	(713)
Forfeiture of carryforward tax losses	13,549	16,542	2,551
Wavestream goodwill impairment	-	-	8,831
Exempt revenues - subsidy	(2,561)	(1,089)	(798)
Nondeductible expenses and other differences	825	1,290	1,015

	$1,901	$(755)	$(1,893)

h.       Taxes on income included in the consolidated statements of operations:

	Year ended December 31,
	2014	2013	2012

Current year	$1,562	$2,046	$928
Prior years	332	(68)	835
Deferred income taxes	7	(2,733)	(3,656)

	$1,901	$(755)	$(1,893)

Domestic	$800	$648	$1,471
Foreign	1,101	(1,403)	(3,364)

	$1,901	$(755)	$(1,893)

i.       Income (loss) before taxes on income from continuing operations:

	Year ended December 31,
	2014	2013	2012

Domestic	$(9,568)	$(14,021)	$1,644
Foreign	10,768	3,689	(24,459)

	$1,200	$(10,332)	$(22,815)